Long-Term Debt	12 Months Ended
Dec. 31, 2021
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt
NOTE 9.
LONG-TERM DEBT

	2021		2020		2021	2020
	U.S. Denominated Facilities				Canadian Facilities and Translated U.S. Facilities
Current Portion of Long-Term Debt
Canadian Real Estate Credit Facility	US$	—	US$	—	$1,333	$—
U.S. Real Estate Credit Facility		704		704	890	896
	US$	704	US$	704	$2,223	$896

Long-Term Debt
Senior Credit Facility	US$	118,000	US$	74,650	$149,206	$95,041
Canadian Real Estate Credit Facility		—		—	17,667	—
U.S. Real Estate Credit Facility		9,093		9,797	11,498	12,474
Unsecured Senior Notes:
7.75% senior notes due 2023		—		285,734	—	363,782
5.25% senior notes due 2024		—		263,205	—	335,099
7.125% senior notes due 2026		347,765		347,765	439,735	442,757
6.875% senior notes due 2029		400,000		—	505,784	—
	US$	874,858	US$	981,151	1,123,890	1,249,153
Less net unamortized debt issue costs					(17,096)	(12,943)
					$1,106,794	$1,236,210

	Senior Credit Facility	Unsecured Senior Notes	Canadian Real Estate Credit Facility	U.S. Real Estate Credit Facility	Debt Issue Costs and Original Issue Discount	Total
Balance December 31, 2019	$—	$1,445,127	$—	$—	$(17,946)	$1,427,181
Changes from financing cash flows:
Redemption / repurchase of unsecured senior notes	—	(240,793)	—	—	—	(240,793)
Repayment of long-term debt	(37,243)	—	—	(76)	—	(37,319)
Proceeds from Senior Credit Facility	137,255	—	—	—	—	137,255
Proceeds from Real Estate Credit Facility	—	—	—	13,811	—	13,811
Payment of debt issue costs	—	—	—	—	(354)	(354)
Non-cash changes:
Gain on redemption / repurchase of unsecured senior notes	—	(43,814)	—	—	—	(43,814)
Amortization of debt issue costs	—	—	—	—	5,350	5,350
Foreign exchange adjustment	(4,971)	(18,882)	—	(365)	7	(24,211)
Balance December 31, 2020	$95,041	$1,141,638	$—	$13,370	$(12,943)	$1,237,106
Current	—	—	—	896	—	896
Long-term	95,041	1,141,638	—	12,474	(12,943)	1,236,210
Balance December 31, 202 0	$95,041	$1,141,638	$—	$13,370	$(12,943)	$1,237,106
Changes from financing cash flows:
Proceeds from unsecured senior notes	—	482,064	—	—	—	482,064
Proceeds from Senior Credit Facility	194,277	—	—	—	—	194,277
Proceeds from Real Estate Credit Facility	—	—	20,000	—	—	20,000
Repayment of unsecured senior notes	—	(676,058)	—	—	—	(676,058)
Repayment of Senior Credit Facility	(146,930)	—	—	—	—	(146,930)
Repayment of Real Estate Credit Facility	—	—	(1,000)	(883)	—	(1,883)
Payment of debt issue costs	—	—	—	—	(9,450)	(9,450)
Non-cash changes:
Loss on redemption / repurchase of unsecured senior notes	—	9,520	—	—	—	9,520
Amortization of debt issue costs	—	—	—	—	8,720	8,720
Original issue discount	—	3,628	—	—	(3,427)	201
Foreign exchange adjustment	6,818	(15,273)	—	(99)	4	(8,550)
Balance December 31, 2021	$149,206	$945,519	$19,000	$12,388	$(17,096)	$1,109,017
Current	—	—	1,333	890	—	2,223
Long-term	149,206	945,519	17,667	11,498	(17,096)	1,106,794
Balance December 31, 2021	$149,206	$945,519	$19,000	$12,388	$(17,096)	$1,109,017

Precision’s current and long-term debt obligations at December 31, 2021 will mature as follows:

2022	$2,223
2023	2,223
2024	2,223
2025	160,257
Thereafter	959,187
$1,126,113
(a) Senior Credit Facility:
The senior secured revolving credit facility (
Senior Credit Facility
) provides Precision with senior secured financing for general corporate purposes, including for acquisitions, of up to US$500 million with a provision for an increase in the facility of up to an additional US$300 million. The Senior Credit Facility is secured by charges on substantially all of the present and future assets of Precision, its material U.S. and Canadian subsidiaries and, if necessary, to adhere to covenants under the Senior Credit Facility, certain subsidiaries organized in jurisdictions outside of Canada and the U.S. The Senior Credit Facility has a term of four years, with an annual option on Precision’s part to request that the lenders extend, at their discretion, the facility to a new maturity date not to exceed five years from the date of the extension request.
The Senior Credit Facility requires that Precision comply with certain restrictive and financial covenants including a leverage ratio of consolidated senior debt to consolidated Covenant EBITDA (as defined in the debt agreement) of less than 2.5:1. For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness. It also requires the Corporation to maintain a ratio of consolidated Covenant EBITDA to consolidated interest expense for the most recent four consecutive quarters, of greater than 2.5:1, subject to the amendments noted below.
Distributions under the Senior Credit Facility are subject to a pro-forma
senior net leverage covenant of less than or equal to 1.75:1. The Senior Credit Facility also limits the redemption and repurchase of junior debt subject to a pro-forma
senior net leverage covenant test of less than or equal to 1.75:1.
On April 9, 2020 Precision agreed with the lenders of its Senior Credit Facility to certain covenants during the Covenant Relief Period. On June 18, 2021, Precision agreed with the lenders of its Senior Credit Facility to extend the facility’s maturity date and extend and amend certain financial covenants during the Covenant Relief Period. The maturity date of the Senior Credit Facility was extended to June 18, 2025, however, US$53 million of the US$500 million will expire on
November 21, 2023
.
The lenders agreed to extend the Covenant Relief Period to September 30, 2022 and amended the consolidated Covenant EBITDA to consolidated interest coverage ratio for the most recent four consecutive quarters to be greater than or equal to 2.0:1, for the periods ending December 31, 2021 and March 31, 2022, 2.25:1 for the periods ending June 30, 2022 and September 30, 2022 and 2.5:1 for periods ending thereafter.
During the Covenant Relief Period, Precision’s distributions in the form of dividends, distributions and share repurchases are restricted to a maximum of US$25 million in each of 2021 and 2022, subject to a pro forma senior net leverage ratio (as defined in the credit agreement) of less than or equal to 1.75:1.
In addition, during 2021, the North American and acceptable secured foreign assets must directly account for at least 65% of consolidated Covenant EBITDA calculated quarterly on a rolling twelve-month basis, increasing to 70% thereafter. Precision also has the option to voluntarily terminate the covenant relief period prior to its March 31, 2022 end date.
Under the Senior Credit Facility, amounts can be drawn in U.S. dollars and/or Canadian dollars. At December 31, 2021, US$118 million was drawn under this facility (2020 – US$75 million). Up to US$200 million of the Senior Credit Facility is available for letters of credit denominated in U.S and/or Canadian dollars and other currencies acceptable to the fronting lender. As at December 31, 2021 outstanding letters of credit amounted to US$33 million (2020 – US$32 million).
The interest rate on loans that are denominated in U.S. dollars is, at the option of Precision, either a margin over a U.S. base rate or a margin over LIBOR. The interest rate on loans denominated in Canadian dollars is, at the option of Precision, either a margin over the Canadian prime rate or a margin over the Canadian Dollar Offered Rate (
CDOR
); such margins will be based on the then applicable ratio of consolidated total debt to EBITDA.
(b) Real Estate Credit Facility
In March 2021, Precision established a Canadian Real Estate Credit Facility in the amount of $20 million. The facility matures in March 2026 and is secured by real properties in Alberta, Canada. Principal plus interest payments are due quarterly, based on
15-year
straight-line amortization with any unpaid principal and accrued interest due at maturity. Interest is calculated using a CDOR rate plus margin.
In November 2020, Precision established a Real Estate Term Credit Facility in the amount of US$11 million. The facility matures in November 2025 and is secured by real property located in Houston, Texas. Principal plus interest payments are due monthly, based on
15-year
straight-line amortization with any unpaid principal and accrued interest due at maturity. Interest is calculated using a LIBOR rate plus margin.
The Real Estate Credit Facilities contain certain affirmative and negative covenants and events of default, customary for these types of transactions. Under the terms of these facilities, Precision must maintain financial covenants in accordance with the Senior Credit Facility, described above, as of the last day of each period of four consecutive fiscal quarters. For the Canadian Real Estate Credit Facility, in the event the Senior Credit Facility expires, is cancelled or is terminated, financial covenants in effect at that time shall remain in place for the remaining duration of the facility. For the U.S. Real Estate Credit Facility, in the event the consolidated Covenant EBITDA to consolidated interest expense coverage ratio is waived or removed from the Senior Credit Facility, a minimum threshold of 1.15:1 is required.
(c) Unsecured Senior Notes:
Precision has outstanding the following unsecured senior notes:
7.125% US$ senior notes due 2026
These unsecured senior notes bear interest at a fixed rate of 7.125% per annum and mature on January 15, 2026. Interest is payable semi-annually on January 15 and July 15 of each year, commencing July 15, 2018.
Precision may redeem these notes in whole or in part at any time before November 15, 2023, at redemption prices ranging between 105.344% and 101.781% of their principal amount plus accrued interest. Any time on or after November 15, 2022, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.
6.875% US$ senior notes due 2029
These unsecured senior notes bear interest at a fixed rate of 6.875% per annum and mature on January 15, 2029. Interest is payable semi-annually on January 15 and July 15 of each year, commencing January 15, 2022.
Prior to June 15, 2024, Precision may redeem up to 35% of the 6.875% unsecured senior notes due 2029 with the net proceeds of certain equity offerings at a redemption price equal to 106.875% of the principal amount plus accrued interest. Prior to January 15, 2025, Precision may redeem these notes in whole or in part at 100.0% of their principal amount, plus accrued interest and the greater of 1.0% of the principal amount of the note to be redeemed and the excess, if any, of the present value of the January 15, 2025 redemption price plus required interest payments through January 15, 2025 (calculated using the U.S. Treasury rate plus 50 basis points) over the principal amount of the note. As well, Precision may redeem these notes in whole or in part at any time on or after January 15, 2025 and before January 15, 2027, at redemption prices ranging between 103.438% and 101.719% of their principal amount plus accrued interest. Any time on or after January 15, 2027, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.
The unsecured senior notes require Precision to comply with certain restrictive and financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to
2.0:1
for the most recent four consecutive fiscal quarters. In the event the Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict Precision’s ability to incur additional indebtedness.
The unsecured senior notes also contain a restricted payments covenant that limits Precision’s ability to make payments in the nature of dividends, distributions and for repurchases from shareholders. This restricted payments basket grows by, among other things, 50% of cumulative consolidated net earnings, and decreases by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. At December 31, 2021, the governing net restricted payments basket was negative $369 million (2020 – negative $307 million), therefore limiting us from making any further dividend payments or share repurchases until the governing restricted payments basket once again becomes positive. During 2021, pursuant to the indentures governing the unsecured senior notes, Precision used the available general restricted payments basket to facilitate the repurchase and cancellation of its common shares.
On June 15, 2021, Precision issued US$400 million of 6.875% unsecured senior notes due in 2029 in a private offering. These unsecured senior notes were issued at a price equal to 99.253% of the face value, resulting in a US$3 million original issue discount. The original issue discount will be amortized over the life of the notes using the effective interest rate method.
The net proceeds from the issuance along with amounts drawn on the Senior Credit Facility were used to redeem in full US$286 million aggregate principal amount of the 7.750% unsecured senior notes due 2023 and redeem in full US$263 million aggregate principal amount of the 5.250% unsecured senior notes due 2024 for US$557 million plus accrued and unpaid interest resulting in a loss on redemption of US$8 million. The redemption of the unsecured senior notes occurred on June 16, 2021 and interest ceased to accrue on the notes on that date.
Precision’s unsecured senior notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by all U.S. and Canadian subsidiaries that guaranteed the Senior Credit Facility (
Guarantor Subsidiaries
). These Guarantor Subsidiaries are directly or
indirectly 100%

owned by the parent company. Separate financial statements for each of the Guarantor Subsidiaries have not been provided; instead, the Corporation has included in Note 27 summarized financial information and expanded qualitative non-financial disclosures based on Rule 3-10 of the U.S. Securities and Exchange Commission’s Regulation S-X.

(d) Covenants:
At December 31, 2021, Precision was in compliance with the covenants of the Senior Credit Facility, Real Estate Credit Facilities and unsecured senior notes.

	Covenant	At December 31, 2021
Senior Credit Facility
Consolidated senior debt to consolidated covenant EBITDA (1)	≤ 2.50	0.97
Consolidated covenant EBITDA to consolidated interest expense	≥ 2.00	2.83

Real Estate Credit Facility
Consolidated covenant EBITDA to consolidated interest expense	≥ 2.00	2.83

Unsecured Senior Notes
Consolidated interest coverage ratio	≥ 2.00	2.06

(1)	For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness.